Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability related to fair value of beneficial conversion feature		$ 37
Financial Liabilities Fair Value Disclosure, Total	$ 41,089	305
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	40,961	268
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability related to fair value of beneficial conversion feature		37
Derivative liability	$ 128	37
Financial Liabilities Fair Value Disclosure, Total		37
Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		$ 37